Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

Note 11 - Related Party Transactions

Certain executive officers and directors of the Company, their affiliates and companies in which they have 10% or more beneficial ownership, are customers of the Bank and received loans from the Bank with outstanding balances totaling $20,277 and $21,574 at December 31, 2011 and 2010, respectively. During 2011, $1,157 in new loans and $2,454 in principal payments were made. Related parties maintained deposits at the Bank totaling $18,191 and $32,492 at December 31, 2011 and 2010, respectively.